Debt	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Debt	DEBT

As of June 30, 2019, and December 31, 2018, our debt was as follows:

(in thousands of $)	June 30, 2019	December 31, 2018
Golar Arctic facility	54,650	58,300
Golar Viking facility	44,271	46,875
2017 convertible bonds	360,665	353,661
Margin loan	100,000	100,000
$1.125 billion facility	162,873	173,732
Subtotal (excluding lessor VIE loans)	722,459	732,568
ICBCL VIE loans (1)	568,608	609,220
CCBFL VIE loan (1)	123,105	123,524
CMBL VIE loan (1)	113,321	121,741
COSCO Shipping VIE loan (1)	94,351	97,163
CSSC VIE loan (1)	858,684	897,980
Total debt	2,480,528	2,582,196
Less: Deferred finance charges, net	(13,020)	(16,837)
Total debt, net of deferred financing costs	2,467,508	2,565,359

At June 30, 2019, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	78,307	724,016	802,323
Long-term debt	632,988	1,032,197	1,665,185
Total	711,295	1,756,213	2,467,508
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 9).